Mezzanine equity - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018
Payment to redeemable convertible preferred shares	$ 22,000
Mezzanine equity	$ 74,600	$ 23,733	$ 22,133
Gain on repurchase of redeemable convertible preferred shares of a subsidiary		$ 0	$ 52,583	$ 0
Other Subsidiary
Number of shares issued for redeemable convertible preferred shares for cash consideration					500,000,000
Redeemable convertible preferred shares for cash consideration					$ 50,000